Cover	Dec. 29, 2022
Cover [Abstract]
Entity Registrant Name	TPCO Holding Corp.
Entity Central Index Key	0001876945
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 29, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1566338
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-56348
Entity Address Address Line 1	1550 Leigh Avenue
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95125
City Area Code	669
Local Phone Number	279-5390